Fair Value & Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 4,003,525	$ 3,474,022
Liabilities	(3,538,969)	(2,875,612)
Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total	(2,530,722)	(1,909,087)
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,990	3,753
Trade receivables, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	234,421	190,207
Other non-current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,270	9,172
Other non-current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(5,384)	(1,946)
Other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(298,098)	(272,101)
Derivative financial instruments at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(710,347)	(557,460)
Leases
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(44,600)	(31,122)
Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1,718,974)	(1,249,590)
Borrowings, non-current portion from upfront promote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		$ (278)